Condensed Consolidated and Combined Carve-Out Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows provided by operating activities:
Net income	$ 14,073	$ 8,921
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	22,960	13,562
Amortization of contract intangibles / liabilities	(759)	(759)
Amortization of deferred revenue	(957)	(213)
Amortization of deferred debt issuance cost	570	1,695
Goodwill impairment charge	6,217
Income tax expense	6	1
Income taxes paid	(336)	(562)
Unrealized loss (gain) on derivative instruments	3,011	1,542
Unrealized loss on foreign currency transactions	(46)	12
Other items		2
Changes in operating assets and liabilities
(Increase) decrease in amounts due from related parties	968	37
(Increase) decrease in inventories	124	(103)
(Increase) decrease in other current assets	(1,903)	(300)
(Decrease) increase in trade accounts payable	825	(62)
(Decrease) increase in accrued expenses	567	(353)
(Decrease) increase in prepaid revenue	432	1,890
(Decrease) increase in amounts due to related parties	(1,625)	30
Net cash provided by operating activities	44,127	25,340
Cash flows from investing activities:
Disposals to vessel and equipment	(770)	65
Net cash provided by investing activities	(37,613)	(105,231)
Cash flows from financing activities:
Proceeds from long-term debt		240,000
Repayment of long-term debt	(46,859)	(255,667)
Repayment of long-term debt from related parties	(12,000)	263
Accumulated interest expense on long-term debt from related parties		(10,612)
Payments of debt issuance cost	(8)	(2,727)
Payables to related parties		987
Cash distribution	(23,514)	(15,232)
Proceeds from public offering, net of underwriters' discount	116,924	129,066
Offering cost	(321)	(315)
Change in restricted cash		(233)
Net cash used in financing activities	34,222	85,530
Effect of exchange rate changes on cash	(79)	(24)
Net increase (decrease) in cash and cash equivalents	40,657	5,615
Cash and cash equivalents at the beginning of the year	30,746	28,836
Cash and cash equivalents at the end of the year	71,403	34,451
Hilda Knutsen and Torill Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired		$ (105,296)
Dan Sabia [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	$ (36,843)